INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure Of Income Tax [Abstract]
Schedule of reconciliation of income taxes at statutory rates with the reported taxes

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2020	2019	2018
	$	$	$

Loss from continuing operations before income taxes	(5,183,411)	(7,696,577)	(7,576,796)
Profit (loss) from continuing operations before income taxes	(2,813,889)	(91,315)	78,184
Loss before income taxes	(7,997,300)	(7,787,892)	(7,498,612)
Expected income tax expense (recovery) at statutory rates	(2,159,000)	(2,103,000)	(2,025,000)
Change in statutory, foreign tax, foreign exchange rates and other	(63,000)	(44,576)	(75,379)
Permanent difference	563,000	356,000	1,439,000
Impact of deconsolidation	(23,000)	-	-
Share issue cost	(226,000)	-	(132,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	(9,000)	(123,000)	-
Change in unrecognized deferred tax assets	1,917,000	1,752,000	795,000

Income tax expense (recovery)	-	(162,576)	1,621

Deferred tax expense (recovery) relating to continuing operations	-	(160,917)	-
Current income tax expense (recovery) relating to discontinued operations	-	1,659	(1,621)

The significant components of the Company’s deferred tax liability is as follows:

	2020	2019
	$	$
Deferred tax assets (liabilities)
Intangible assets	-	(23,163)
Capital loss	197,000	-
Investment in associates	(434,000)	(122,000)
Debt with accretion	-	(41,000)
Non-capital losses	237,000	163,000

Net deferred tax liability	-	(23,163)

Schedule of unrecognized temporary tax differences

No deferred tax asset has been recognized in respect of the following losses and temporary differences as it is not considered probable that sufficient future taxable profit will allow the deferred tax asset to be recovered:

	2020	Expiry Date Range	2019	Expiry Date Range	2018	Expiry Date Range
	$		$		$
Property and equipment	3,222,000	No expiry date	2,675,000	No expiry date	437,000	No expiry date
Share issue costs	865,000	2020-2024	305,000	2020-2022	414,000	2019-2022
Debt with accretion	122,000	No expiry date	-	No expiry date	-	No expiry date
Investment in associates	-	No expiry date	-	No expiry date	56,000	No expiry date
Allowable capital losses	-	No expiry date	323,000	No expiry date	11,000	No expiry date
Non-capital losses	14,609,000	2026-2040	8,194,000	2026-2039	4,503,000	2026-2038